SHARE CAPITAL (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share Capital [Abstract]
Common stock, shares issued	111,408,322	111,408,322
Common stock, shares outstanding	111,202,690	111,202,690